Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 6,076	£ 5,869	£ 5,479
Initial recognition from business combinations	482
Remeasurement through income statement	1,645	1,063	1,275
Exchange movement through reserves	2
Cash payments: operating cash flows	(1,058)	(742)	(765)
Cash payments: investing activities	(79)	(114)	(120)
Ending balance	7,068	6,076	5,869
Shionogi ViiV healthcare joint venture [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,559	5,359	5,103
Remeasurement through income statement	1,431	1,026	1,114
Cash payments: operating cash flows	(1,031)	(721)	(751)
Cash payments: investing activities	(69)	(105)	(107)
Ending balance	5,890	5,559	5,359
Affinivax [Member]
Disclosure of contingent liabilities in business combination [line items]
Initial recognition from business combinations	482
Remeasurement through income statement	17
Exchange movement through reserves	2
Cash payments: operating cash flows	0
Cash payments: investing activities	0
Ending balance	501
Novartis [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	479	477	339
Remeasurement through income statement	231	32	161
Cash payments: operating cash flows	(27)	(21)	(14)
Cash payments: investing activities	(10)	(9)	(9)
Ending balance	673	479	477
Other [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	38	33	37
Initial recognition from business combinations	0
Remeasurement through income statement	(34)	5
Cash payments: operating cash flows	0
Cash payments: investing activities	0		(4)
Ending balance	£ 4	£ 38	£ 33